Debt, Long-term debt (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€)
Long-term debt [Line Items]
Long-term debt	$ 10,972	$ 11,252
Current maturities of long-term debt	(432)	(6)
Long-term debt, noncurrent portion	$ 10,540	$ 11,246
Senior Notes due 2024, $1,000 million, 5.75% ($1 million of debt issuance cost)
Long-term debt [Line Items]
Maturity year	2024	2024
Face amount	$ 1,000	$ 1,000
Stated interest rate (in hundredths)	5.75%	5.75%	5.75%
Unamortized debt issuance costs	$ 1
Long-term debt	$ 774	$ 773
Senior Notes due 2055, $1,000 million, 4.625% ($15 million of discount; $11 million of debt issuance cost)
Long-term debt [Line Items]
Maturity year	2055
Face amount	$ 1,000
Stated interest rate (in hundredths)	4.625%		4.625%
Unamortized discount	$ 15
Unamortized debt issuance costs	11
Long-term debt	$ 974	974
Guaranteed Notes due 2027, $300 million, 8.1%
Long-term debt [Line Items]
Maturity year	2027
Face amount	$ 300
Stated interest rate (in hundredths)	8.10%		8.10%
Long-term debt	$ 300	$ 300
Guaranteed Notes due 2023, $750 million, 4.0% ($1 million of discount)
Long-term debt [Line Items]
Maturity year	2023
Stated interest rate (in hundredths)	4.00%		4.00%
Guaranteed Notes due 2023, $750 million, 4.0% ($1 million of discount) | Subsidiary Issuer, LYB International Finance B.V.
Long-term debt [Line Items]
Maturity year	2023	2023
Face amount	$ 750	$ 750
Stated interest rate (in hundredths)	4.00%	4.00%	4.00%
Unamortized discount	$ 1
Long-term debt	$ 424	$ 423
Guaranteed Notes due 2043, $750 million, 5.25% ($19 million of discount; $6 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance B.V.
Long-term debt [Line Items]
Maturity year	2043
Face amount	$ 750
Stated interest rate (in hundredths)	5.25%		5.25%
Unamortized discount	$ 19
Unamortized debt issuance costs	6
Long-term debt	$ 725	724
Guaranteed Notes due 2044, $1,000 million, 4.875% ($10 million of discount; $8 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance B.V.
Long-term debt [Line Items]
Maturity year	2044
Face amount	$ 1,000
Stated interest rate (in hundredths)	4.875%		4.875%
Unamortized discount	$ 10
Unamortized debt issuance costs	8
Long-term debt	$ 982	981
Guaranteed Notes due 2026, €500 million, 0.875% ($1 million of discount; $2 million of debt issuance cost)
Long-term debt [Line Items]
Maturity year	2026
Stated interest rate (in hundredths)	0.875%		0.875%
Guaranteed Notes due 2026, €500 million, 0.875% ($1 million of discount; $2 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance II B.V.
Long-term debt [Line Items]
Maturity year	2026
Face amount | €			€ 500
Stated interest rate (in hundredths)	0.875%		0.875%
Unamortized discount	$ 1
Unamortized debt issuance costs	2
Long-term debt	$ 518	$ 562
Guaranteed Notes due 2027, $1,000 million 3.5% ($2 million of discount; $2 million of debt issuance cost)
Long-term debt [Line Items]
Maturity year	2027
Stated interest rate (in hundredths)	3.50%		3.50%
Guaranteed Notes due 2027, $1,000 million 3.5% ($2 million of discount; $2 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance II B.V.
Long-term debt [Line Items]
Maturity year	2027	2027
Face amount	$ 1,000	$ 1,000
Stated interest rate (in hundredths)	3.50%	3.50%	3.50%
Unamortized discount	$ 2
Unamortized debt issuance costs	2
Long-term debt	$ 587	$ 631
Guaranteed Notes due 2031, €500 million, 1.625% ($4 million of discount; $3 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance II B.V.
Long-term debt [Line Items]
Maturity year	2031
Face amount | €			€ 500
Stated interest rate (in hundredths)	1.625%		1.625%
Unamortized discount	$ 4
Unamortized debt issuance costs	3
Long-term debt	$ 516	$ 558
Guaranteed Notes due 2025, $500 million, 1.25% ($1 million of discount; $2 million of debt issuance cost)
Long-term debt [Line Items]
Maturity year	2025
Stated interest rate (in hundredths)	1.25%		1.25%
Guaranteed Notes due 2025, $500 million, 1.25% ($1 million of discount; $2 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Maturity year	2025	2025
Face amount	$ 500	$ 500
Stated interest rate (in hundredths)	1.25%	1.25%	1.25%
Unamortized discount	$ 1
Unamortized debt issuance costs	2
Long-term debt	$ 475	$ 486
Guaranteed Notes due 2030, $500 million, 3.375% ($1 million of debt issuance cost)
Long-term debt [Line Items]
Maturity year	2030
Stated interest rate (in hundredths)	3.375%		3.375%
Guaranteed Notes due 2030, $500 million, 3.375% ($1 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Maturity year	2030	2030
Face amount	$ 500	$ 500
Stated interest rate (in hundredths)	3.375%	3.375%	3.375%
Unamortized debt issuance costs	$ 1
Long-term debt	$ 120	$ 143
Guaranteed Notes due 2030, $500 million, 2.25% ($3 million of discount; $4 million of debt issuance cost)
Long-term debt [Line Items]
Maturity year	2030
Stated interest rate (in hundredths)	2.25%		2.25%
Guaranteed Notes due 2030, $500 million, 2.25% ($3 million of discount; $4 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Maturity year	2030
Face amount	$ 500
Stated interest rate (in hundredths)	2.25%		2.25%
Unamortized discount	$ 3
Unamortized debt issuance costs	4
Long-term debt	$ 469	490
Guaranteed Notes due 2040, $750 million, 3.375% ($2 million of discount; $7 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Maturity year	2040
Face amount	$ 750
Stated interest rate (in hundredths)	3.375%		3.375%
Unamortized discount	$ 2
Unamortized debt issuance costs	7
Long-term debt	$ 741	741
Guaranteed Notes due 2049, $1,000 million, 4.2% ($14 million of discount; $10 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Maturity year	2049
Face amount	$ 1,000
Stated interest rate (in hundredths)	4.20%		4.20%
Unamortized discount	$ 14
Unamortized debt issuance costs	10
Long-term debt	$ 976	975
Guaranteed Notes due 2050, $1,000 million, 4.2% ($6 million of discount; $10 million of debt issuance cost)
Long-term debt [Line Items]
Maturity year	2050
Stated interest rate (in hundredths)	4.20%		4.20%
Guaranteed Notes due 2050, $1,000 million, 4.2% ($6 million of discount; $10 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Maturity year	2050
Face amount	$ 1,000
Stated interest rate (in hundredths)	4.20%		4.20%
Unamortized discount	$ 6
Unamortized debt issuance costs	10
Long-term debt	$ 971	981
Guaranteed Notes due 2051, $1,000 million, 3.625% ($2 million of discount; $11 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Maturity year	2051
Face amount	$ 1,000
Stated interest rate (in hundredths)	3.625%		3.625%
Unamortized discount	$ 2
Unamortized debt issuance costs	11
Long-term debt	$ 897	986
Guaranteed Notes due 2060, $500 million, 3.8% ($4 million of discount; $6 million of debt issuance cost) | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Maturity year	2060
Face amount	$ 500
Stated interest rate (in hundredths)	3.80%		3.80%
Unamortized discount	$ 4
Unamortized debt issuance costs	6
Long-term debt	481	490
Other long-term debt [Member] | Subsidiary Issuer, LYB International Finance III LLC
Long-term debt [Line Items]
Long-term debt	$ 42	$ 34